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                                                             May 4, 2001



Securities and Exchange Commission
450 Fifth Avenue, N. W.
Washington DC 20549

RE: VEL Account of Allmerica Financial Life Insurance and Annuity Company ("Registrant")
     Form S-6 (File No. 33-42687)
     Post-Effective Amendment No. 14

Dear Sirs:

Pursuant to Rule 497(j) under the 1933 Act, Registrant certifies that the form of Prospectuses that would have been filed under paragraph (c) of this section would not have differed from that contained in the most recent registration statement or amendment, and that the text of the most recent registration statement or amendment has been filed electronically.

No copies of the cross-reference sheet are being filed because it has not been amended.

If you have any questions or would like further information, please call me at
(508) 855-4194.

                                              Very truly yours,

                                              /s/ Sheila B. St. Hilaire

                                              Sheila B. St. Hilaire
                                              Assistant Vice President & Counsel

SBS:col
AFLIAC VEL Plus